Capital and Treasury Stock	12 Months Ended
Dec. 29, 2013
Equity [Abstract]
Capital and Treasury Stock
Capital and Treasury Stock
Changes in treasury stock were:

	Treasury Stock
(Amounts in Millions Except Treasury Stock Shares in Thousands)	Shares	Amount
Balance at January 2, 2011	381,746	$20,783
Employee compensation and stock option plans	(26,007)	(1,649)
Repurchase of common stock	39,741	2,525
Balance at January 1, 2012	395,480	21,659
Employee compensation and stock option plans	(55,170)	(3,250)
Issuance of common stock associated with the acquisition of Synthes, Inc.	(203,740)	(12,852)
Repurchase of common stock (1)	204,784	12,919
Balance at December 30, 2012	341,354	18,476
Employee compensation and stock option plans	(48,555)	(3,367)
Repurchase of common stock	6,416	591
Balance at December 29, 2013	299,215	$15,700

(1) Includes repurchase of common stock associated with the acquisition of Synthes, Inc.

Aggregate shares of Common Stock issued were approximately 3,119,843,000 shares at the end of 2013, 2012 and 2011.

Cash dividends paid were $2.59 per share in 2013, compared with dividends of $2.40 per share in 2012, and $2.25 per share in 2011.